FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:   March 31, 2008

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


         Name:     Jonathan Gallen

         Address:  c/o Ahab Capital Management, Inc.
                   299 Park Avenue, 17th Floor
                   New York, NY 10171
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                         Form 13F File Number:
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager: Jonathan Gallen

Reporting Manager: Jonathan Gallen

Name:    Jonathan Gallen
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   212-653-1016
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Signature, Place, and Date of Signing:

/s/ Jonathan Gallen                    New York, NY              May 15, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   14
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Form 13F Information Table Value Total:   $ 121,178 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE

                                    FORM 13F
                                 March 31, 2008


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    Column 1                   Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                               Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMPEX CORP DEL                  CL A NEW       032092306    $    89      150,000  SH          SOLE      N/A       150,000
CHARLOTTE RUSSE HLDG INC          COM          161048103    $ 1,734      100,000  SH          SOLE      N/A       100,000
COSI INC.                         COM          22122P101    $13,489    4,700,000  SH          SOLE      N/A     4,700,000
GENERAL FINANCE CORP              COM          369822101    $ 8,838    1,250,000  SH          SOLE      N/A     1,250,000
GENERAL FINANCE CORP            *W EXP 4/5/10  369822119    $ 1,073      650,000  SH          SOLE      N/A       650,000
GENERAL FINANCE CORP            *W EXP 4/5/10  369822119    $     8        5,000  SH         OTHER      N/A                    5,000
MOLECULAR INSIGHT PHARM INC       COM          60852M104    $ 2,028      300,000  SH          SOLE      N/A       300,000
PRG-SCHULTZ INTL IN             COM NEW        69357C503    $19,228    2,200,000  SH          SOLE      N/A     2,200,000
RAM HOLDINGS LTD                  SHS          G7368R104    $   681      300,000  SH          SOLE      N/A       300,000
SEATTLE GENETICS INC              COM          812578102    $50,748    5,576,750  SH          SOLE      N/A     5,576,750
SEATTLE GENETICS INC              COM          812578102    $    50        5,500  SH         OTHER      N/A                    5,500
TITAN INTERNATIONAL INC ILL       COM          88830M102    $12,244      400,000  SH          SOLE      N/A       400,000
WIRELESS RONIN TECHNOLOGIES       COM          97652A203    $ 4,400    1,100,000  SH          SOLE      N/A     1,100,000
ZEP INC                           COM          98944B108    $ 6,569      405,000  SH          SOLE      N/A       405,000